Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000198375
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Focused ETF
Trading Symbol	IEDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	15.76%	27.58%	14.27%	14.30%
S&P Total Market Index...
	10.35	26.28	14.50	13.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 33,795,445
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$33,795,445
Number of Portfolio Holdings...
181
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
32.9%
Consumer Staples Distribution & Retail...
22.6
Hotels, Restaurants & Leisure...
16.9
Broadline Retail...
10.2
Textiles, Apparel & Luxury Goods...
2.8
Entertainment...
2.3
Interactive Media & Services...
2.2
Financial Services...
2.1
Commercial Services & Supplies...
1.3
Ground Transportation...
1.0
OtherFootnote Reference(b)...
5.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Home Depot, Inc. (The)...
11.9%
Amazon.com, Inc...
9.5
Costco Wholesale Corp...
8.7
Walmart, Inc...
8.4
TJX Cos., Inc. (The)...
4.6
Lowe's Cos., Inc...
4.0
Chipotle Mexican Grill, Inc...
2.7
O'Reilly Automotive, Inc...
2.1
Starbucks Corp...
1.9
Meta Platforms, Inc., Class A...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

C000198380
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Independence Focused ETF
Trading Symbol	IETC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	16.78%	34.70%	21.48%	20.98%
S&P Total Market Index...
	10.35	26.28	14.50	13.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 456,219,506
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$456,219,506
Number of Portfolio Holdings...
122
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
32.2%
Semiconductors & Semiconductor Equipment...
23.4
Broadline Retail...
9.0
IT Services...
7.9
Interactive Media & Services...
6.6
Communications Equipment...
3.9
Technology Hardware, Storage & Peripherals...
3.8
Financial Services...
2.6
Capital Markets...
2.6
Professional Services...
2.1
OtherFootnote Reference(b)...
5.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
12.8%
Amazon.com, Inc...
9.0
NVIDIA Corp...
7.4
Microsoft Corp...
7.1
Palantir Technologies, Inc., Class A...
4.5
Salesforce, Inc...
4.1
Accenture plc, Class A...
3.3
Apple, Inc...
3.2
Oracle Corp...
2.7
Alphabet, Inc., Class A...
2.4

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.